Summary of Non Vested Stock Option Activity (Detail) (Stock Options, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Stock Options
Non vested shares
Non vested shares, Beginning Balance	4,571,258	5,061,974
Non vested shares, Vested	(3,757,099)	(279,750)	[1],[2]	(326,574)	[1],[2]
Non vested shares, Granted		1,020,000		5,739,140	[3]
Non vested shares, Forfeitures		(1,230,966)		(350,592)
Non vested shares, Ending Balance	814,159	4,571,258		5,061,974
Weighted-average exercise prices
Non vested weighted average exercise prices, Beginning Balance	$ 2.16 [4]	$ 1.30	[4]
Non vested weighted average exercise prices, Vested	$ 2.07	$ 1.30	[1],[2],[4]	$ 1.30	[1],[2],[4]
Non vested weighted average exercise prices, Granted		$ 4.95	[4]	$ 1.30	[3],[4]
Non vested weighted average exercise prices, Forfeitures		$ 1.30	[4]	$ 1.30	[4]
Non vested weighted average exercise prices, Ending Balance	$ 2.57	$ 2.16	[4]	$ 1.30	[4]

[1]	Amount of options exercisable as of December 31, 2012 and 2011, respectively. The weighted average remaining contractual term of these options is 7.85 years and 8.75 years as of December 31, 2012 and 2011, respectively.
[2]	At December 31, 2012 and 2011, the aggregate intrinsic value amounted to $1.6 million and $1.2 million, respectively.
[3]	Includes 100,000 of stock options that were not granted under the Equity Incentive Plan, but are subject to certain terms of the Equity Incentive Plan.
[4]	Exercise price was retroactively adjusted to reflect the equitable adjustment of $3.71 per share as discussed below.